Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Income and Comprehensive Income
Net earnings (loss)	$ 16,267	$ (37,426)
Items that will not be reclassified to the consolidated statement of income (loss)
Changes in fair value of financial assets at fair value through other comprehensive income	(4,778)	4,397
Income tax effect	918	535
Share of other comprehensive loss of associates	(1,795)	(2,457)
Items that may be reclassified to the consolidated statement of income (loss)
Currency translation adjustments	(54,425)	19,671
Reclassification to the statements of income (loss) of other comprehensive income, net of income tax	0	(834)
Share of other comprehensive income (loss) of associates	2,258	(2,621)
Other comprehensive (loss) income	(57,822)	18,691
Comprehensive loss	$ (41,555)	$ (18,735)